New York Life Insurance Company
51 Madison Avenue, New York, NY 10010 (212) 576-4498 Fax: (212) 576-7101 E-mail: erica_e_carrig@newyorklife.com

Erica E. Carrig Associate General Counsel

VIA EDGAR

May 3, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – III
File Nos. 333-257891 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 7, 2022 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 7, 2022.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-4498.

Very truly yours,

/s/ Erica E. Carrig
Erica E. Carrig
Associate General Counsel